Victory Portfolios	Schedule of Portfolio Investments
Victory Diversified Stock Fund	July 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.9%)

Communication Services (12.0%):
Alphabet, Inc., Class C(a)	9,828	$11,957
Comcast Corp., Class A	162,228	7,003
Facebook, Inc., Class A(a)	39,748	7,720
Momo, Inc., ADR	71,743	2,437
The Walt Disney Co.	22,065	3,156
T-Mobile US, Inc.(a)	53,338	4,253
		36,526
Communications Equipment (2.2%):
Cisco Systems, Inc.	120,793	6,692

Consumer Discretionary (14.3%):
Aaron’s, Inc.	73,191	4,615
Amazon.com, Inc.(a)	5,794	10,816
Asbury Automotive Group, Inc.(a)	44,884	4,133
AutoZone, Inc.(a)	3,171	3,561
Dollar General Corp.	11,308	1,515
eBay, Inc.	105,197	4,333
Group 1 Automotive, Inc.	22,013	1,848
Norwegian Cruise Line Holdings Ltd.(a)	43,398	2,146
Target Corp.	50,201	4,338
The Home Depot, Inc.	26,901	5,748
		43,053
Consumer Staples (4.2%):
Medifast, Inc.	20,336	2,271
PepsiCo, Inc.	32,319	4,130
The Coca-Cola Co.	61,813	3,253
Wal-Mart Stores, Inc.	28,009	3,092
		12,746
Electronic Equipment, Instruments & Components (4.0%):
CDW Corp. of Delaware	41,466	4,899
II-VI, Inc.(a)(b)	70,013	2,779
KEMET Corp.(b)	133,332	2,683
Zebra Technologies Corp., Class A(a)	8,439	1,780
		12,141
Energy (3.9%):
Chevron Corp.	27,332	3,364
Exxon Mobil Corp.	31,455	2,339
Occidental Petroleum Corp.	19,210	987
Phillips 66	25,647	2,630
Valero Energy Corp.	29,262	2,495
		11,815
Financials (14.0%):
Ally Financial, Inc.	142,639	4,694
Ameriprise Financial, Inc.	29,376	4,275
Bank of America Corp.	227,258	6,973
Credit Acceptance Corp.(a)	8,277	3,957
Discover Financial Services	53,806	4,828
Essent Group Ltd.(a)	87,674	4,047
JPMorgan Chase & Co.	26,909	3,121
LPL Financial Holdings, Inc.	54,230	4,548
NMI Holdings, Inc., Class A(a)	68,828	1,712
Western Alliance BanCorp(a)	91,746	4,536
		42,691
Health Care (10.9%):
AbbVie, Inc.	74,237	4,946
Anthem, Inc.	15,768	4,645
Biogen, Inc.(a)	13,885	3,302
Bristol-Myers Squibb Co.	57,762	2,565
Celgene Corp.(a)	21,255	1,952
HCA Holdings, Inc.	26,986	3,603
Jazz Pharmaceuticals PLC(a)	28,868	4,024

Security Description	Shares	Value
Medtronic PLC	13,071	$1,332
UnitedHealth Group, Inc.	27,709	6,901
		33,270
Industrials (7.8%):
Air Lease Corp.	109,276	4,567
Comfort Systems USA, Inc.	64,877	2,725
Herman Miller, Inc.	73,382	3,327
Lockheed Martin Corp.	14,087	5,102
SkyWest, Inc.	59,233	3,596
Universal Forest Products, Inc.	112,007	4,528
		23,845
IT Services (6.8%):
Booz Allen Hamilton Holdings Corp.	57,643	3,963
EPAM Systems, Inc.(a)(b)	10,098	1,957
Euronet Worldwide, Inc.(a)	18,931	2,952
Mastercard, Inc., Class A	9,084	2,473
PayPal Holdings, Inc.(a)	15,379	1,698
Visa, Inc., Class A	25,957	4,621
WNS Holdings Ltd., ADR(a)(b)	48,927	3,083
		20,747
Materials (0.5%):
LyondellBasell Industries NV, Class A	18,928	1,584

Real Estate (2.0%):
CBRE Group, Inc., Class A(a)	79,860	4,233
Rexford Industrial Realty, Inc.	47,069	1,949
		6,182
Semiconductors & Semiconductor Equipment (1.8%):
Broadcom, Inc.	10,406	3,018
Cabot Microelectronics Corp.	20,019	2,435
		5,453
Software (7.6%):
Adobe, Inc.(a)	7,685	2,297
Microsoft Corp.	123,805	16,872
Oracle Corp.(b)	68,778	3,872
		23,041
Technology Hardware, Storage & Peripherals (4.9%):
Apple, Inc.	69,504	14,807
Total Common Stocks (Cost $246,169)		294,593

Exchange-Traded Funds (2.5%)
SPDR S&P 500 ETF Trust	25,782	7,668
Total Exchange-Traded Funds (Cost $7,523)		7,668

Collateral for Securities Loaned^ (2.0%)
BlackRock Liquidity Funds TempFund, Institutional Class, 2.37%(c)	1,374,828	1,375
Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.21%(c)	1,848,197	1,848
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 2.33%(c)	134,240	134
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.40%(c)	637,053	637
JPMorgan Prime Money Market Fund, Capital Class, 2.34%(c)	1,005,904	1,006
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.37%(c)	1,089,713	1,090
Total Collateral for Securities Loaned (Cost $6,090)		6,090
Total Investments (Cost $259,782) — 101.4%		308,351
Liabilities in excess of other assets — (1.4)%		(4,139)
NET ASSETS - 100.00%		$304,212

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on July 31, 2019.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory NewBridge Large Cap Growth Fund	July 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)

Communication Services (12.2%):
Alphabet, Inc., Class C(a)	644	$784
Facebook, Inc., Class A(a)	4,285	832
Netflix, Inc.(a)	1,640	530
		2,146
Consumer Discretionary (20.9%):
Alibaba Group Holding Ltd., ADR(a)	4,104	710
Amazon.com, Inc.(a)	645	1,204
Burlington Stores, Inc.(a)	2,830	512
Lululemon Athletica, Inc.(a)	3,124	597
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	1,892	660
		3,683
Electronic Equipment, Instruments & Components (2.2%):
Keysight Technologies, Inc.(a)	4,292	384

Financials (2.3%):
CME Group, Inc.	2,121	412

Health Care (25.0%):
Alexion Pharmaceuticals, Inc.(a)	5,247	594
ABIOMED, Inc.(a)	1,563	435
Align Technology, Inc.(a)	1,850	387
Edwards Lifesciences Corp.(a)	2,102	448
UnitedHealth Group, Inc.	2,662	663
Veeva Systems, Inc., Class A(a)	3,409	566
Illumina, Inc.(a)	1,343	402
Canopy Growth Corp.(a)(b)	6,756	221
Zoetis, Inc.	5,878	675
		4,391
Industrials (6.3%):
Costar Group, Inc.(a)	941	579
Union Pacific Corp.	2,952	531
		1,110
IT Services (13.0%):
EPAM Systems, Inc.(a)	2,549	494
PayPal Holdings, Inc.(a)	5,800	640
Visa, Inc., Class A	6,635	1,182
		2,316
Semiconductors & Semiconductor Equipment (3.1%):
Nvidia Corp.	3,239	546

Software (13.0%):
PTC, Inc.(a)	4,476	303
Salesforce.com, Inc.(a)	3,839	593
ServiceNow, Inc.(a)	2,896	804
Workday, Inc.(a)	2,948	590
		2,290
Total Common Stocks (Cost $10,215)		17,278

Collateral for Securities Loaned^ (1.3%)
BlackRock Liquidity Funds TempFund, Institutional Class, 2.37%(c)	50,662	51
Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.21%(c)	68,105	68
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 2.33%(c)	4,947	5
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.40%(c)	23,475	23
JPMorgan Prime Money Market Fund, Capital Class, 2.34%(c)	37,067	37

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.37%(c)	40,155	$40
Total Collateral for Securities Loaned (Cost $224)		224
Total Investments (Cost $10,439) — 99.3%		17,502
Other assets in excess of liabilities — 0.7%		117
NET ASSETS - 100.00%		$17,619

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on July 31, 2019.

ADR—American Depositary Receipt

Victory Portfolios	Schedule of Portfolio Investments
Victory Special Value Fund	July 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.4%)

Communication Services (12.0%):
Alphabet, Inc., Class C(a)	1,825	$2,221
Comcast Corp., Class A	29,982	1,294
Facebook, Inc., Class A(a)	7,621	1,480
Momo, Inc., ADR	13,303	452
The Walt Disney Co.	4,100	586
T-Mobile US, Inc.(a)	9,464	755
		6,788
Communications Equipment (2.2%):
Cisco Systems, Inc.	22,143	1,227

Consumer Discretionary (14.2%):
Aaron’s, Inc.	13,520	852
Amazon.com, Inc.(a)	1,109	2,070
Asbury Automotive Group, Inc.(a)	8,326	767
AutoZone, Inc.(a)	589	661
Dollar General Corp.	2,073	278
eBay, Inc.	19,351	797
Group 1 Automotive, Inc.	4,079	342
Norwegian Cruise Line Holdings Ltd.(a)	8,285	410
Target Corp.	9,228	797
The Home Depot, Inc.	5,051	1,080
		8,054
Consumer Staples (4.2%):
Medifast, Inc.	3,771	421
PepsiCo, Inc.	5,993	766
The Coca-Cola Co.	11,417	601
Wal-Mart Stores, Inc.	5,180	572
		2,360
Electronic Equipment, Instruments & Components (4.0%):
CDW Corp. of Delaware	7,679	907
II-VI, Inc.(a)(b)	12,996	516
KEMET Corp.(b)	24,509	493
Zebra Technologies Corp., Class A(a)	1,563	330
		2,246
Energy (3.8%):
Chevron Corp.	5,061	623
Exxon Mobil Corp.	5,575	415
Occidental Petroleum Corp.	3,605	185
Phillips 66	4,739	486
Valero Energy Corp.	5,175	441
		2,150
Financials (13.8%):
Ally Financial, Inc.	25,483	839
Ameriprise Financial, Inc.(b)	5,452	793
Bank of America Corp.	41,981	1,288
Credit Acceptance Corp.(a)	1,522	728
Discover Financial Services	9,950	892
Essent Group Ltd.(a)	15,605	720
JPMorgan Chase & Co.	5,000	580
LPL Financial Holdings, Inc.	9,942	834
NMI Holdings, Inc., Class A(a)	12,765	318
Western Alliance BanCorp(a)	16,822	832
		7,824
Health Care (10.9%):
AbbVie, Inc.	13,657	910
Anthem, Inc.	2,913	858
Biogen, Inc.(a)	2,555	608
Bristol-Myers Squibb Co.	10,488	466
Celgene Corp.(a)	3,932	361
HCA Holdings, Inc.	5,017	670
Jazz Pharmaceuticals PLC(a)	5,353	746

Security Description	Shares	Value
Medtronic PLC	2,429	$248
UnitedHealth Group, Inc.	5,131	1,277
		6,144
Industrials (7.8%):
Air Lease Corp.	19,997	836
Comfort Systems USA, Inc.	12,185	512
Herman Miller, Inc.	13,485	611
Lockheed Martin Corp.	2,610	945
SkyWest, Inc.	10,971	666
Universal Forest Products, Inc.(b)	20,593	833
		4,403
IT Services (6.7%):
Booz Allen Hamilton Holdings Corp.	10,701	736
EPAM Systems, Inc.(a)(b)	1,936	375
Euronet Worldwide, Inc.(a)	3,508	547
Mastercard, Inc., Class A	1,628	443
PayPal Holdings, Inc.(a)	2,765	305
Visa, Inc., Class A	4,775	850
WNS Holdings Ltd., ADR(a)	9,081	572
		3,828
Materials (0.5%):
LyondellBasell Industries NV, Class A	3,513	294

Real Estate (2.1%):
CBRE Group, Inc., Class A(a)	15,298	811
Rexford Industrial Realty, Inc.	8,738	362
		1,173
Semiconductors & Semiconductor Equipment (1.8%):
Broadcom, Inc.	1,915	556
Cabot Microelectronics Corp.	3,678	447
		1,003
Software (7.5%):
Adobe, Inc.(a)	1,472	440
Microsoft Corp.	22,857	3,114
Oracle Corp.	12,766	718
		4,272
Technology Hardware, Storage & Peripherals (4.9%):
Apple, Inc.	12,903	2,749
Total Common Stocks (Cost $46,608)		54,515

Exchange-Traded Funds (3.0%)
SPDR S&P 500 ETF Trust	5,718	1,701
Total Exchange-Traded Funds (Cost $1,692)		1,701

Collateral for Securities Loaned^ (1.6%)
BlackRock Liquidity Funds TempFund, Institutional Class, 2.37%(c)	198,688	199
Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.21%(c)	267,098	267
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 2.33%(c)	19,500	20
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.40%(c)	92,066	92
JPMorgan Prime Money Market Fund, Capital Class, 2.34%(c)	145,372	145
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.37%(c)	157,484	157
Total Collateral for Securities Loaned (Cost $880)		880
Total Investments (Cost $49,180) — 101.0%		57,096
Liabilities in excess of other assets — (1.0)%		(551)
NET ASSETS - 100.00%		$56,545

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on July 31, 2019.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Strategic Allocation Fund	July 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (17.4%)
VictoryShares International Volatility Wtd ETF	48,090	$1,800
VictoryShares US Multi-Factor Minimum Volatility ETF	58,070	1,820
VictoryShares US Small Cap Volatility Wtd ETF	18,886	877
Total Affiliated Exchange-Traded Funds (Cost $3,725)		4,497

Security Description	Shares	Value
Affiliated Mutual Funds (82.4%)
Victory INCORE Total Return Bond Fund, Class R6	332,688	3,151
Victory Integrity Discovery Fund, Class Y	26,143	939
Victory Market Neutral Income Fund, Class I	586,986	5,664
Victory RS Global Fund, Class Y	557,145	7,506
Victory Sophus Emerging Markets Small Cap Fund, Class Y	302,709	2,058
Victory Trivalent Emerging Markets Small-Cap Fund, Class Y	173,962	2,002
Total Affiliated Mutual Funds (Cost $21,946)		21,320
Total Investments (Cost $25,671) — 99.8%		25,817
Other assets in excess of liabilities — 0.2%		55
NET ASSETS - 100.00%		$25,872

ETF—Exchange-Traded Fund

Affiliated Holdings

	Fair Value 10/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 07/31/2019	Dividend Income

VICTORY INCORE TOTAL RETURN BOND FUND	$4,230	$72	$(1,323)	$(101)	$273	$3,151	$80
VICTORY TRIVALENT EMERGING MARKETS SMALL-CAP FUND	2,255	188	(634)	3	190	2,002	36
VICTORY INTEGRITY DISCOVERY FUND	1,118	124	(270)	55	(88)	939	15
VICTORYSHARES US MULTI-FACTOR MIN VOL WTD ETF	2,501	—	(808)	76	51	1,820	36
VICTORYSHARES US SMALL CAP VOLATILITY WTD ETF	1,137	—	(286)	5	21	877	12
VICTORYSHARES INTERNATIONAL VOLATILITY WTD ETF	2,279	—	(547)	(60)	128	1,800	43
VICTORY MARKET NEUTRAL INCOME FUND	7,695	147	(2,134)	(24)	(20)	5,664	147
VICTORY RS GLOBAL FUND	9,643	407	(3,269)	249	476	7,506	191
VICTORY SOPHUS EMERGINGMARKETS SMALL CAP FUND	2,156	504	(712)	44	66	2,058	206
Total	$33,014	$1,442	$(9,983)	$247	$1,097	$25,817	$766

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Fund for Income	July 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount		Value
Government National Mortgage Association (88.3%)

Multi-family (1.1%):

Collateralized Mortgage Obligations (0.8%):
Government National Mortgage Assoc.
Series 2010-136, Class BH, 7.00%, 11/16/40	$62		$62
Series 2012-33, Class AB, 7.00%, 3/16/46	4,588		5,042
Series 2012-67, Class AF, 7.00%, 4/16/44	354		358
			5,462
Pass-throughs (0.3%):
Government National Mortgage Assoc.
7.49%, 8/15/20 - 11/15/20	25		25
7.50%, 8/15/21	10		10
7.92%, 7/1/23	269		269
8.00%, 1/15/31 - 11/15/33	1,178		1,179
7.75%, 9/15/33	419		420
			1,903
Single Family (87.2%):

Collateralized Mortgage Obligations (4.4%):
Government National Mortgage Assoc.
Series 1994-7, Class PQ, 6.50%, 10/16/24	149		149
Series 1997-8, Class PN, 7.50%, 5/16/27	32		32
Series 1999-4, Class ZB, 6.00%, 2/20/29	277		277
Series 2001-10, Class PE, 6.50%, 3/16/31	213		213
Series 2002-22, Class GF, 6.50%, 3/20/32	35		35
Series 2002-33, Class ZJ, 6.50%, 5/20/32	102		116
Series 2002-45, Class QE, 6.50%, 6/20/32	68		68
Series 2005-74, Class HB, 7.50%, 9/16/35	17		19
Series 2005-74, Class HC, 7.50%, 9/16/35	80		91
Series 2011-166, Class NT, 7.75%, 11/20/31 (a)	1,174		1,345
Series 2012-106, Class JM, 7.31%, 10/20/34 (a)	941		1,072
Series 2012-30, Class WB, 7.09%, 11/20/39 (a)	3,766		4,238
Series 2013-190, Class KT, 8.11%, 9/20/30 (a)	804		878
Series 2013-51, Class BL, 6.07%, 4/20/34 (a)	2,612		2,923
Series 2013-64, Class KY, 6.90%, 12/20/38 (a)	1,586		1,824
Series 2013-70, Class KP, 7.07%, 2/20/39 (a)	1,369		1,568
Series 2014-69, Class W, 7.23%, 11/20/34 (a)	193		220
Series 2014-74, Class PT, 7.75%, 5/16/44 (a)	345		392
Series 2015-55, Class PT, 7.85%, 6/20/39 (a)	925		1,025
Series 2019-22, Class PT, 7.91%, 2/20/49 (a)	11,999		13,606
			30,091
Pass-throughs (82.8%):
Government National Mortgage Assoc.
7.75%, 11/15/20	88		89
10.50%, 12/15/20	1		1
6.00%, 1/15/22 - 6/15/41	38,981		44,512
6.00%, 12/15/40	1,820		2,080
7.95%, 9/15/22	19		20
7.13%, 3/15/23 - 7/15/25	948		982
5.50%, 7/15/23	29		31
6.50%, 8/20/23 - 8/15/49 (b)	168,906		193,169
7.00%, 12/15/23 - 1/15/39	125,263		144,547
7.00%, 7/15/35	324		372
8.00%, 11/20/24 - 5/15/49	53,037		61,935
10.00%, 4/15/25 - 2/15/26	209		214
9.50%, 7/15/25	—	(c)	—	(c)
7.50%, 8/15/26 - 5/15/49	95,377		109,496
6.13%, 6/20/28 - 9/20/29	496		519
6.28%, 10/20/28 - 10/20/29	906		972
6.10%, 5/20/29 - 7/20/31	809		869
7.30%, 4/20/30 - 2/20/31	428		448
9.00%, 5/15/30	2,899		3,314
6.49%, 5/20/31 - 3/20/32	1,159		1,256

Security Description	Shares or Principal Amount	Value
8.50%, 6/15/31 - 7/15/32	$6,515	$7,435
		572,261
Total Government National Mortgage Association (Cost $613,782)		609,717

U.S. Treasury Obligations (13.1%)
U.S. Treasury Bills, 2.03%, 10/10/19 (d)	26,990	26,883
U.S. Treasury Bonds, 8.50%, 2/15/20 (e)	61,732	63,762
Total U.S. Treasury Obligations (Cost $90,635)		90,645

Investment Companies (0.0%)(f)
BlackRock Liquidity Funds Fedfund Portfolio, 2.29%	100,075	100
Total Investment Companies (Cost $100)		100
Total Investments (Cost $704,517) — 101.4%		700,462
Liabilities in excess of other assets — (1.4)%		(9,479)
NET ASSETS - 100.00%		$690,983

(a)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2019.

(b)	Security purchased on a when-issued basis.
(c)	Rounds to less than $1.
(d)	Rate represents the effective yield at July 31, 2019.
(e)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(f)	Amount represents less than 0.05% of net assets.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Investment Grade Convertible Fund	July 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Convertible Corporate Bonds (69.7%)

Consumer Discretionary (4.9%):
Booking Holdings, Inc., 0.90%, 9/15/21 (a)	$1,005	$1,153
The Priceline Group, Inc., Convertible Subordinated Notes, 0.35%, 6/15/20	7,120	10,296
		11,449
Financials (15.8%):
Ares Capital Corp.
3.75%, 2/1/22	7,085	7,257
4.63%, 3/1/24	1,974	2,064
BlackRock Capital Investment Corp., 5.00%, 6/15/22	3,712	3,730
Blackstone Mortgage Trust, Inc., 4.75%, 3/15/23	1,500	1,557
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (b)	7,442	7,726
MGIC Investment Corp., 9.00%, 4/1/63 (b)	3,942	5,257
Prospect Capital Corp.
4.75%, 4/15/20	1,494	1,503
4.95%, 7/15/22, Callable 4/15/22 @ 100 (a)	5,573	5,693
TPG Specialty Lending, Inc., 4.50%, 8/1/22	2,285	2,346
		37,133
Health Care (14.1%):
ALZA Corp., 7/28/20, Callable 8/22/19 @ 97.22 (c)	2,559	4,572
Bristol-Myers Squibb Co., Convertible Subordinated Notes, 1.91%(LIBOR03M+50bps), 9/15/23, Callable 9/6/19 @ 100 (d) (e)	1,858	2,127
Danaher Corp., Convertible Subordinated Notes, 1/22/21, Callable 8/22/19 @ 96.69 (c)	1,016	5,447
Illumina, Inc., Convertible Subordinated Notes, 0.50%, 6/15/21 (a)	7,060	9,387
Teladoc Health, Inc., 3.00%, 12/15/22	500	881
WellPoint, Inc., Convertible Subordinated Notes, 2.75%, 10/15/42	2,640	10,762
		33,176
Industrials (7.3%):
Dycom Industries, Inc., 0.75%, 9/15/21	2,355	2,279
Fortive Corp., 0.88%, 2/15/22 (b)	9,645	9,935
Macquarie Infrastructure, 2.00%, 10/1/23	5,441	4,932
		17,146
Information Technology (20.7%):
Akamai Technologies, Inc., 0.13%, 5/1/25	2,315	2,616
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (a)(b)	2,130	2,521
Intel Corp., 3.25%, 8/1/39	650	1,612
Intel Corp., Convertible Subordinated Notes, 3.25%, 8/1/39	3,936	9,763
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	1,910	12,240
On Semiconductor Corp., 1.00%, 12/1/20	1,090	1,386
Palo Alto Networks, Inc., 0.75%, 7/1/23	1,365	1,504
Red Hat, Inc., Convertible Subordinated Notes, 0.25%, 10/1/19	3,540	9,144
ServiceNow, Inc., 6/1/22	300	624
Western Digital Corp., 1.50%, 2/1/24 (b)	8,109	7,559
		48,969
Real Estate (6.9%):
Spirit Realty Capital, Inc., 3.75%, 5/15/21 (a)	7,845	8,061
VEREIT, Inc., 3.75%, 12/15/20	7,967	8,086
		16,147
Total Convertible Corporate Bonds (Cost $146,145)		164,020

Convertible Preferred Stocks (26.8%)

Financials (10.5%):
AMG Capital Trust II, 5.15%, 10/15/37	109,024	5,194
Bank of America Corp., Series L, 7.25%	3,805	5,393
New York Community Capital Trust, 6.00%, 11/1/51	67,654	3,246
Wells Fargo & Co., Series L, 7.50%	7,924	11,019
		24,852

Security Description	Shares	Value
Health Care (0.9%):
Becton, Dickinson and Co., Series A, 6.13%, 5/1/20	20,150	$1,242
Danaher Corp., Series A, 4.75%, 4/15/22	695	789
		2,031
Industrials (2.7%):
Stanley Black & Decker, Inc., 5.38%, 5/15/20	63,730	6,468

Real Estate (1.0%):
Alexandria Real Estate Equities, Inc., Series D, 7.00%	61,370	2,381

Utilities (11.7%):
American Electric Power Co., Inc., 6.13%, 3/15/22	98,985	5,393
CenterPoint Energy, Inc., 4.52%, 9/15/29	80,000	4,102
Dominion Energy, Inc., Series A, 7.25%, 6/1/22	84,643	8,506
DTE Energy Co., 6.50%, 10/1/19	65,903	3,677
NextEra Energy, Inc., 6.12%, 9/1/19	88,575	5,852
		27,530
Total Convertible Preferred Stocks (Cost $60,978)		63,262

Collateral for Securities Loaned^ (6.3%)
BlackRock Liquidity Funds TempFund, Institutional Class, 2.37%(f)	3,376,137	3,376
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.21%(f)	4,538,579	4,539
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 2.33%(f)	329,652	330
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.40%(f)	1,564,399	1,564
JPMorgan Prime Money Market Fund, Capital Class, 2.34%(f)	2,470,178	2,470
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.37%(f)	2,675,987	2,676
Total Collateral for Securities Loaned (Cost $14,955)		14,955
Total Investments (Cost $222,078) — 102.8%		242,237
Liabilities in excess of other assets — (2.8)%		(6,526)
NET ASSETS - 100.00%		$235,711

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of July 31, 2019, the fair value of these securities was $32,998 (thousands) and amounted to 14.0% of net assets.

(c)	Continuously callable with 15 days notice.
(d)	Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2019.
(e)	Continuously callable with 30 days notice.
(f)	Rate disclosed is the daily yield on July 31, 2019.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of July 31, 2019, based on the last reset date of the security

LLC—Limited Liability Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Sycamore Established Value Fund	July 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.3%)

Communication Services (3.9%):
CBS Corp., Class B	3,018,500	$155,483
Cinemark Holdings, Inc.(a)	4,508,800	179,991
The Interpublic Group of Co., Inc.	4,950,300	113,461
		448,935
Consumer Discretionary (9.6%):
AutoNation, Inc.(a)(b)	2,536,477	123,476
BorgWarner, Inc.	4,494,225	169,882
Carter’s, Inc.	2,352,200	218,802
Darden Restaurants, Inc.(a)	1,369,475	166,472
Hasbro, Inc.(a)	1,586,125	192,175
Tiffany & Co.(a)	1,265,800	118,884
Yum! Brands, Inc.	933,275	105,012
		1,094,703
Consumer Staples (8.2%):
Archer-Daniels-Midland Co.(a)	6,241,000	256,379
Hormel Foods Corp.(a)	2,454,075	100,593
Kimberly-Clark Corp.	1,290,375	175,040
Sysco Corp.	2,071,600	142,050
The Clorox Co.(a)	545,900	88,763
The Kroger Co.	8,024,200	169,792
		932,617
Energy (4.0%):
Cimarex Energy Co.(a)	3,208,800	162,589
Devon Energy Corp.	5,722,475	154,507
Parsley Energy, Inc., Class A(b)	6,233,500	103,414
PDC Energy, Inc.(a)(b)	1,169,050	33,587
		454,097
Financials (18.9%):
Aflac, Inc.	3,178,975	167,341
Alleghany Corp.(b)	343,000	235,206
American Financial Group, Inc.	1,634,925	167,384
Arthur J. Gallagher & Co.	1,105,375	99,959
E*TRADE Financial Corp.	3,872,300	188,930
FNF Group	4,041,725	173,309
Markel Corp.(a)(b)	77,525	86,357
Prosperity Bancshares, Inc.(a)	2,634,600	182,815
SunTrust Banks, Inc.	2,143,650	142,767
The Allstate Corp.	1,909,825	205,115
The Travelers Co., Inc.	1,311,875	192,347
W.R. Berkley Corp.	2,417,548	167,754
Zions BanCorp	2,781,300	125,353
		2,134,637
Health Care (4.1%):
AmerisourceBergen Corp.	1,996,875	174,028
Quest Diagnostics, Inc.(a)	2,463,675	251,492
STERIS PLC	258,400	38,465
		463,985
Industrials (14.8%):
AGCO Corp.	2,202,700	169,608
Alaska Air Group, Inc.	2,560,000	162,202
Hubbell, Inc.	760,700	98,800
Ingersoll-Rand PLC	591,975	73,204
Landstar System, Inc.	1,740,550	193,670
ManpowerGroup, Inc.	1,562,700	142,753
Owens Corning, Inc.	2,533,700	146,955
Parker-Hannifin Corp.	1,026,350	179,692
Quanta Services, Inc.	4,087,175	152,942
Republic Services, Inc., Class A	1,297,000	114,979

Security Description	Shares	Value
Textron, Inc.	3,885,125	$191,537
Xylem, Inc.	723,400	58,082
		1,684,424
Information Technology (14.1%):
Black Knight, Inc.(a)(b)	997,000	63,130
Coherent, Inc.(a)(b)	878,425	121,969
DXC Technology Co.	2,748,793	153,300
Fidelity National Information Services, Inc.(a)	845,200	112,623
Flextronics International Ltd.(b)	14,722,825	164,160
Hewlett Packard Enterprises Co.	8,057,319	115,784
KLA Corp.	967,300	131,862
Leidos Holdings, Inc.	2,088,800	171,490
MAXIMUS, Inc.	2,244,950	165,026
Motorola Solutions, Inc.	862,500	143,141
Nuance Communications, Inc.(a)(b)	11,407,500	189,821
Synopsys, Inc.(b)	503,350	66,825
		1,599,131
Materials (8.1%):
AptarGroup, Inc.	592,100	71,656
Avery Dennison Corp.	1,329,300	152,696
Eastman Chemical Co.	3,175,900	239,304
Packaging Corp. of America(a)	905,850	91,464
Reliance Steel & Aluminum Co.	2,536,346	253,508
Westlake Chemical Corp.(a)	1,712,000	115,680
		924,308
Real Estate (7.0%):
Healthcare Trust of America, Inc., Class A	6,318,100	170,146
Highwoods Properties, Inc.	3,527,200	159,888
Lamar Advertising Co., Class A	2,371,200	191,878
National Retail Properties, Inc.(a)	2,055,925	107,402
Public Storage	708,000	171,874
		801,188
Utilities (3.6%):
Alliant Energy Corp.(a)	2,724,100	134,952
DTE Energy Co.	1,040,675	132,280
Xcel Energy, Inc.	2,365,675	141,018
		408,250
Total Common Stocks (Cost $9,350,157)		10,946,275

Exchange-Traded Funds (1.5%)
iShares Russell Midcap Value Index ETF(a)	1,896,800	170,465
Total Exchange-Traded Funds (Cost $133,210)		170,465

Collateral for Securities Loaned^ (3.2%)
BlackRock Liquidity Funds TempFund, Institutional Class, 2.37%(c)	81,554,975	81,555
Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.21%(c)	109,635,273	109,635
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 2.33%(c)	7,963,563	7,964
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.40%(c)	37,790,084	37,790
JPMorgan Prime Money Market Fund, Capital Class, 2.34%(c)	59,670,345	59,670

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.37%(c)	64,641,928	$64,642
Total Collateral for Securities Loaned (Cost $361,256)		361,256
Total Investments (Cost $9,844,623) — 101.0%		11,477,996
Liabilities in excess of other assets — (1.0)%		(109,528)
NET ASSETS - 100.00%		$11,368,468

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rate disclosed is the daily yield on July 31, 2019.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Sycamore Small Company Opportunity Fund	July 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.8%)

Communication Services (1.0%):
The E.W. Scripps Co., Class A(d)	3,612,200	$55,375

Consumer Discretionary (12.0%):
Asbury Automotive Group, Inc.(a)	678,750	62,499
Choice Hotels International, Inc.	847,775	72,747
Churchill Downs, Inc.(b)	157,000	18,785
Core-Mark Holding Co., Inc.	1,377,650	51,565
Culp, Inc.	542,970	9,757
Dunkin’ Brands Group, Inc.	498,950	39,996
Helen of Troy Ltd.(a)	392,975	58,270
Oxford Industries, Inc.(b)	602,450	44,093
Penske Automotive Group, Inc.(b)	1,362,775	62,647
Steven Madden Ltd.	1,742,262	60,126
Texas Roadhouse, Inc.	943,125	52,089
Unifi, Inc.(a)(d)	1,302,900	24,377
Visteon Corp.(a)(b)	510,200	33,612
Wolverine World Wide, Inc.	2,568,493	69,736
		660,299
Consumer Staples (5.6%):
Casey’s General Stores, Inc.(b)	366,700	59,372
Flowers Foods, Inc.(b)	2,422,175	57,406
Performance Food Group Co.(a)	1,304,082	57,184
Sanderson Farms, Inc.(b)	566,475	74,219
The Andersons, Inc.(d)	2,233,282	59,964
		308,145
Energy (2.0%):
Helix Energy Solutions Group, Inc.(a)(b)	5,967,295	52,273
SRC Energy, Inc.(a)(b)	8,962,650	36,568
Unit Corp.(a)(d)	3,213,100	20,885
		109,726
Financials (23.0%):
American Financial Group, Inc.	354,553	36,299
AMERISAFE, Inc.	842,350	54,803
Associated Banc-Corp.	2,905,234	62,956
Axis Capital Holdings Ltd.	1,329,775	84,668
Bank of Hawaii Corp.	935,475	79,749
Brown & Brown, Inc.	670,899	24,105
Columbia Banking System, Inc.	1,185,450	44,703
Eagle Bancorp, Inc.(b)	1,041,550	41,985
FBL Financial Group, Inc., Class A	627,485	39,343
First American Financial Corp.	1,417,000	81,931
Hanover Insurance Group, Inc.	415,675	53,917
Horace Mann Educators Corp.	1,854,900	80,577
Independent Bank Corp.(b)	611,521	47,552
Kinsale Capital Group, Inc.	263,877	23,712
Lakeland Financial Corp.(b)	924,250	42,506
Pinnacle Financial Partners, Inc.(b)	1,370,175	83,224
RenaissanceRe Holdings Ltd.	255,800	46,338
South State Corp.(b)	1,023,500	81,952
State Auto Financial Corp.	1,158,294	40,054
Sterling BanCorp	1,494,350	32,652
UMB Financial Corp.(b)	992,450	67,745
Virtus Investment Partners, Inc.(b)	244,875	26,241
White Mountains Insurance Group Ltd.	72,400	77,902
		1,254,914
Health Care (4.3%):
AngioDynamics, Inc.(a)(b)(d)	3,232,225	65,873
Avanos Medical, Inc., Class I(a)	1,963,525	79,955
Hanger, Inc.(a)(d)	2,173,650	37,495
Natus Medical, Inc.(a)	180,400	5,605

Security Description	Shares	Value
NuVasive, Inc.(a)(b)	702,075	$46,758
		235,686
Industrials (21.6%):
ABM Industries, Inc.(b)	1,419,725	59,756
Alamo Group, Inc.(d)	649,350	63,565
Applied Industrial Technologies, Inc.	993,725	60,458
Carlisle Cos., Inc.	462,784	66,738
Crane Co.	682,125	57,094
EMCOR Group, Inc.	813,425	68,645
Encore Wire Corp.	753,313	41,372
Forward Air Corp.	725,275	45,692
FTI Consulting, Inc.(a)	343,950	35,926
Granite Construction, Inc.(b)	1,057,215	37,531
Marten Transport Ltd.	1,996,600	40,072
Milacron Holdings Corp.(a)	3,020,500	50,865
Mueller Industries, Inc.	1,151,975	34,778
MYR Group, Inc.(a)(d)	1,085,563	39,211
Saia, Inc.(a)	573,225	43,737
TriMas Corp.(a)	1,434,550	43,022
UniFirst Corp.	434,425	85,526
Universal Forest Products, Inc.	1,832,050	74,070
US Ecology, Inc.(b)	593,500	37,764
Viad Corp.	793,650	54,873
Watts Water Technologies, Inc., Class A	783,700	72,751
Werner Enterprises, Inc.(b)	1,630,600	54,054
Woodward, Inc.	167,100	18,722
		1,186,222
Information Technology (10.3%):
ADTRAN, Inc.(d)	2,569,100	28,543
Advanced Energy Industries, Inc.(a)(b)	895,850	52,317
Anixter International, Inc.(a)	1,152,650	74,185
Littelfuse, Inc.	311,200	52,580
LogMeIn, Inc.(b)	704,325	53,508
ManTech International Corp., Class A	934,500	64,274
MAXIMUS, Inc.	801,175	58,894
MicroStrategy, Inc., Class A(a)	354,900	48,525
MKS Instruments, Inc.(b)	390,000	33,201
NETGEAR, Inc.(a)	613,200	20,757
Nice Ltd., ADR(a)(b)	51,300	7,835
ScanSource, Inc.(a)	496,200	16,846
Sykes Enterprises, Inc.(a)	1,912,925	54,117
		565,582
Materials (7.7%):
Cabot Corp.	819,033	36,627
Kaiser Aluminum Corp.	385,225	37,086
Minerals Technologies, Inc.	1,113,325	59,285
Orion Engineered Carbons SA(d)	3,009,250	58,620
PolyOne Corp.	1,824,950	59,803
Sensient Technologies Corp.(b)	468,700	31,951
Sonoco Products Co.	795,250	47,739
Valvoline, Inc.	1,771,600	35,769
Worthington Industries, Inc.	1,393,464	56,045
		422,925
Real Estate (5.3%):
American Assets Trust, Inc.(b)	1,081,225	50,169
Healthcare Realty Trust, Inc.(b)	2,082,375	66,594
LTC Properties, Inc.(b)	621,575	28,648
Rayonier, Inc.	1,899,075	55,149
Urstadt Biddle Properties, Inc., Class A	733,625	15,839
Washington Real Estate Investment Trust(b)	2,861,425	77,116
		293,515

Security Description	Shares	Value
Utilities (3.0%):
ALLETE, Inc.	568,100	$49,397
MGE Energy, Inc.	528,500	39,188
NorthWestern Corp.	613,050	42,864
ONE Gas, Inc.	393,100	35,843
		167,292
Total Common Stocks (Cost $4,521,936)		5,259,681

Exchange-Traded Funds (1.2%)
iShares Russell 2000 Value Index Fund ETF(b)	545,400	65,972
Total Exchange-Traded Funds (Cost $62,660)		65,972

Collateral for Securities Loaned^ (2.6%)
BlackRock Liquidity Funds TempFund, Institutional Class, 2.37%(c)	32,569,070	32,569
Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.21%(c)	43,782,968	43,783
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 2.33%(c)	3,180,098	3,180
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.40%(c)	15,091,512	15,092
JPMorgan Prime Money Market Fund, Capital Class, 2.34%(c)	23,829,418	23,829
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.37%(c)	25,814,825	25,815
Total Collateral for Securities Loaned (Cost $144,268)		144,268
Total Investments (Cost $4,728,864) — 99.6%		5,469,921
Other assets in excess of liabilities — 0.4%		20,558
NET ASSETS - 100.00%		$5,490,479

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on July 31, 2019.
(d)	Affiliated security

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

Affiliated Holdings

	Fair Value 10/31/18	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 7/31/19	Dividend Income
ADTRAN, Inc.	$34,831	$—	$(326)	$(226)	$(5,736)	$28,543	$698
Alamo Group, Inc.	54,805	825	—	—	7,935	63,565	234
Angio Dynamics Inc.	27,301	40,653	—	—	(2,081)	65,873	—
Hanger Inc.	20,595	21,057	—	—	(4,157)	37,495	—
MYR Group, Inc.	41,816	1,211	(7,573)	322	3,435	39,211	—
Orion Engineered	50,472	23,517	—	—	(15,369)	58,620	1,559
SCRIPPS EW CO	67,480	8,684	(20,475)	2,945	(3,259)	55,375	515
The Andersons, Inc.	73,439	5,974	—	—	(19,449)	59,964	1,115
Unit Corp	63,624	4,135	—	—	(46,874)	20,885	—
Unifi, Inc.	29,823	—	—	—	(5,446)	24,377	—
Total	$464,186	$106,056	$(28,374)	$3,041	$(91,001)	$453,908	$4,121